ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In U.S. dollars in thousands, except share related data)

	As of December 31,
	2011	2012
Assets
Current assets
Cash and cash equivalents	$2,391	$196
Investment in subsidiaries	86,887	60,514
Amount due from subsidiaries	183,701	181,204
Other current assets	181	778

TOTAL ASSETS	273,160	242,692
Liabilities
Current liabilities
Accounts payable	40	-
Amount due to subsidiaries	156	421
Accrued expenses and other liabilities	816	395

Total liabilities	1,012	816
Equity
Ordinary Shares($0.001 par value; 900,000,000 shares authorized in 2011 and 2012; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2011 and 2012, respectively; 125,247,597 shares and 122,112,485 shares outstanding as of December 31, 2011 and 2012, respectively)	128	128
Additional paid in capital	275,150	278,652
Treasury stock(2,414,460 and 5,549,572 shares as of December 31, 2011 and 2012, respectively)	(3,775)	(7,035)
Accumulated deficits	(30,089)	(62,817)
Accumulated other comprehensive income	30,734	32,948

Total equity	272,148	241,876

TOTAL LIABILITIES AND EQUITY	$273,160	$242,692
AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In U.S. dollars in thousands, except share related data)
	For the years ended December 31,
	2010	2011	2012
Operating expenses
Selling and marketing	$(2,424)	$(1,421)	$(859)
General and administrative	(5,987)	(3,471)	(3,282)
Total operating expenses	(8,411)	(4,892)	(4,141)
Investment income/(loss)in subsidiaries	3,354	(4,795)	(28,587)
Interest income	140	91	-

Net loss attributable to holders of ordinary shares	$(4,917)	$(9,596)	$(32,728)
AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)
(In U.S. dollars in thousands, except share related data)

					Retained	Accumulated
					earnings/	other
	Ordinary shares		Additional	Treasury	(Accumulated	comprehensive	Total	Comprehensive
	Shares	Amount	paid in capital	stock	deficits)	income	equity	income (loss)

Balance as of January 1, 2010	131,179,487	132	268,542	-	(15,576)	9,944	263,042	(37,347)
Ordinary shares issued for share based compensation	725,524	-	1,163	-	-	-	1,163
Share-based compensation	-	-	7,971	-	-	-	7,971
Foreign currency translation adjustment	-	-	-	-	-	8,409	8,409	8,409
Net loss	-	-	-	-	(4,917)	-	(4,917)	(4,917)

Balance as of December 31, 2010	131,905,011	132	277,676	-	(20,493)	18,353	275,668	3,492
Ordinary shares issued for share based compensation	138,416	-	229	-	-	-	229
Share repurchase	(4,381,370)	(4)	(7,369)	-	-	-	(7,373)
Treasury stock	(2,414,460)	-	-	(3,775)	-	-	(3,775)
Share-based compensation	-	-	4,614	-	-	-	4,614
Foreign currency translation adjustment	-	-	-	-	-	12,381	12,381	12,381
Net loss	-	-	-	-	(9,596)	-	(9,596)	(9,596)

Balance as of December 31, 2011	125,247,597	$128	$275,150	$(3,775)	$(30,089)	$30,734	$272,148	$2,785
Ordinary shares issued for share based compensation	137,166	-	-	161	-	-	161
Share repurchase held as treasury stock	(3,272,278)	-	-	(3,421)	-	-	(3,421)
Share-based compensation	-	-	3,502	-	-	-	3,502
Foreign currency translation adjustment	-	-	-	-	-	2,214	2,214	2,214
Net loss	-	-	-	-	(32,728)	-	(32,728)	(32,728)

Balance as of December 31, 2012	122,112,485	$128	$278,652	$(7,035)	$(62,817)	$32,948	$241,876	$(30,514)
AIRMEDIA GROUP INC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In U.S. dollars in thousands, except share related data)
	For the years ended December 31,
	2010	2011	2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(4,917)	$(9,596)	$(32,728)
Investment loss/(income) in subsidiaries	(3,354)	4,795	28,587
Share-based compensation	7,971	4,614	3,502
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	27	16	(597)
Accounts payable	4	36	(40)
Other current liabilities	767	(697)	(421)
Amount due to subsidiaries	53	25	265
Amount due from subsidiaries	(541)	482	2,497
Net cash provided by (used in) operating activities	10	(325)	1,065

CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of subsidiaries	(12,178)	-	-
Advance payment / payment for contingent consideration in connection with a business combination	(2,415)	(2,966)	-
Net cash used in investing activities	(14,593)	(2,966)	-

CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	-	(7,373)	-
Treasury stock	-	(3,775)	(3,421)
Proceeds from exercises of stock options	1,163	229	161
Net cash provided by (used in) financing activities	1,163	(10,919)	(3,260)

Net decrease in cash	(13,420)	(14,210)	(2,195)
Cash, at beginning of year	30,021	16,601	2,391

Cash, at end of year	$16,601	$2,391	$196

Notes:

1.	BASIS FOR PREPARATION

The condensed financial information of the parent company, AirMedia Group Inc., only has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries, AM Technology, Shenzhen AM, Xi'an AMand Glorious Star, and its VIEs, ShengshiLianhe, AM Advertising, AirMedia UC and AM Yuehang, and VIEs' subsidiaries, AirTV United, AM Film, Flying Dragon, AM Wenzhou, Weimei Lianhe, Hainan Jinhui, Youtong, AM Jinshi, TJ Jinshi, TJ AM, Dongding, AM Outdoor, GreatView Media and AM Jinsheng.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs' subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries are reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries, VIEs and VIEs' subsidiaries is reported as earnings from subsidiaries, VIEs and VIEs' subsidiaries in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.